Liabilities with customers (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Liabilities with customers
Demand deposits	R$ 9,932,809	R$ 6,713,351
Time deposits	6,922,061	4,771,204
Savings deposits	1,230,039	887,666
Creditors by resources to release	248,633	64,410
Total liabilities with customers	R$ 18,333,543	R$ 12,436,632